Borrowings (Details 4) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings	$ 21,670,526	$ 22,638,086
Floating-rate borrowings	1,845,291	1,715,001
Total borrowings	23,515,817	24,353,087
Financial leasing	15,204	22,407
Total Borrowings amount	23,531,023	24,375,494	$ 9,595,720	$ 11,869,515
ARS [Member]
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings	209,956	10,416
Floating-rate borrowings	348,998	137,054
USD [Member]
Disclosure of detailed information about borrowings [line items]
Fixed-rate borrowings	21,460,570	22,627,670
Floating-rate borrowings	$ 1,496,293	$ 1,577,947